Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	6.06
Maximum Aggregate Offering Price	$ 121,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,737.72
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

(2)	This Registration Statement on Form S-8 registers an additional 20,000,000 shares of Rackspace Technology, Inc.’s Common Stock issuable under the Rackspace Technology, Inc. 2020 Equity Incentive Plan.
(3)
Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the average of the high and low prices of Rackspace Technology, Inc.’s shares of Common Stock reported by Nasdaq Global Select Market on July 2, 2026.